REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers
Schedule of revenue from contracts with customers

	Year Ended December 31, 2020
	Wastewater treatment	Exploration and mining	Total
	CNY	CNY	CNY
Segments
Type of goods or services
Sales of copper ores	—	6,867	6,867
Construction contract revenue	7,665	—	7,665
Operation and maintenance services	3,561	—	3,561
Operation services of service concession arrangement	2,295	—	2,295
Construction services of service concession arrangement	22,110	—	22,110
Total revenue from contracts with customers	35,631	6,867	42,498

Geographic market
Mainland China	35,631	6,867	42,498

Timing of revenue recognition
At a point in time	—	6,867	6,867
Over time	35,631	—	35,631
Total revenue from contracts with customers	35,631	6,867	42,498

	Year Ended December 31, 2021
	Wastewater treatment	Exploration and mining	Total
	CNY	CNY	CNY
Segments
Type of goods or services
Construction contract revenue	12,203	—	12,203
Operation and maintenance services	183	—	183
Operation services of service concession arrangement	5,953	—	5,953
Construction services of service concession arrangement	396	—	396
Total revenue from contracts with customers	18,735	—	18,735

Geographic market
Mainland China	18,735	—	18,735

Timing of revenue recognition
Over time	18,735	—	18,735
Total revenue from contracts with customers	18,735	—	18,735

	Year Ended December 31, 2022
	Wastewater treatment	Exploration and mining	Total	Total
	CNY	CNY	CNY	US$
Segments
Type of goods or services
Construction contract revenue	14,633	—	14,633	2,122
Sales of wastewater treatment equipment	161	—	161	23
Operation services of service concession arrangement	5,512	—	5,512	799
Total revenue from contracts with customers	20,306	—	20,306	2,944

Geographic market
Mainland China	20,306	—	20,306	2,944

Timing of revenue recognition
At a point in time	161	—	161	23
Over time	20,145	—	20,145	2,921
Total revenue from contracts with customers	20,306	—	20,306	2,944

(i) Disaggregated revenue information

Schedule of the amounts of transaction prices allocated to the remaining performance obligations

	December 31
	2021	2022	2022
	CNY	CNY	US$
Amounts expected to be recognized as revenue:
Within one year	17,774	16,406	2,378
After one year	183,114	172,683	25,034
Amounts expected in Revenues	200,888	189,089	27,412